Property and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation	$ 14.2	$ 7.9	$ 7.6
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 21.0	$ 20.0